UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2012

Check here if Amendment  [x] Amendment Number: 001
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       HENDERSHOT INVESTMENTS, INC.
     Address:    11321 TRENTON COURT
                 BRISTOW, VIRGINIA 20136


13F File Number: 028-14734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       CHARLES L HENDERSHOT
     Title:      TREASURER/CO-OWNER
     Phone:      703-361-6130

     Signature, Place, and Date of Signing:
     CHARLES L                          BRISTOW, VIRGINIA        10/30/2012
     HENDERSHOT
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name
                                        NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 118,515
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names
                                        NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
3M CO                         COM                         2,905        SH             SOLE                30,126               1,310
                                             88579Y-10-1                  31,436
ACCENTURE PLC IRELAND         COM                         2,020        SH             SOLE                27,833               1,020
                                             G1151C-10-1                  28,853
ABBOTT LABS                   COM                         5,773        SH             SOLE                82,076               2,125
                                             002824-10-0                  84,201
ALTRIA GROUP INC              COM                         2,474        SH             SOLE                73,420                 670
                                             02209S-10-3                  74,090
APPLE INC                     COM                         4,662        SH             SOLE                 6,592                 396
                                             037833-10-0                  6,988
AUTOMATIC DATA PROCESSING IN  COM                           706        SH             SOLE                11,619                 420
                                             053015-10-3                  12,039
BAXTER INTL INC               COM                         2,710        SH             SOLE                44,040                 925
                                             071813-10-9                  44,965
BECTON DICKINSON & CO         COM                         2,464        SH             SOLE                30,173               1,195
                                             075887-10-9                  31,368
BERKSHIRE HATHAWAY INC DEL    CL A                          265        SH  2          SOLE                     2                   -
                                             084670-10-8
BERKSHIRE HATHAWAY INC DEL    CL B NEW                    7,754        SH             SOLE                85,242               2,665
                                             084670-70-2                  87,907
BHP BILLITON PLC              SPONSORED ADR                 943        SH             SOLE                12,763                 975
                                             05545E-20-9                  13,738
BRISTOL MYERS SQUIBB CO       COM                           961        SH             SOLE                28,225                 250
                                             110122-10-8                  28,475
BROWN FORMAN INC              CL B                          196        SH             SOLE                 2,846                 156
                                             115637-20-9                  3,002
BARD C R INC                  COM                         1,542        SH             SOLE                14,225                 515
                                             067383-10-9                  14,740
C H ROBINSON WORLDWIDE INC    COM NEW                     1,239        SH             SOLE                20,525                 630
                                             12541W-20-9                  21,155
CANADIAN NATL RY CO           COM                           233        SH             SOLE                 2,645                   -
                                             136375-10-2                  2,645
CHEVRON CORP NEW              COM                         3,098        SH             SOLE                26,282                 300
                                             166764-10-0                  26,582
CISCO SYS INC                 COM                         2,696        SH             SOLE               134,215               7,000
                                             17275R-10-2                  141,215
CLOROX CO DEL                 COM                         2,340        SH             SOLE                31,290               1,185
                                             189054-10-9                  32,475
COACH INC                     COM                           631        SH             SOLE                10,765                 500
                                             189754-10-4                  11,265
COCA COLA CO                  COM                         1,534        SH             SOLE                39,116               1,340
                                             191216-10-0                  40,456
COMPUTER SCIENCES CORP        COM                           602        SH             SOLE                18,690                   -
                                             205363-10-4                  18,690
COGNIZANT TECHNOLOGY SOLUTIO  CLA                         1,145        SH             SOLE                15,505                 875
                                             192446-10-2                  16,380
EMERSON ELEC CO               COM                         4,135        SH             SOLE                83,120               2,550
                                             291011-10-4                  85,670
EXPRESS SCRIPTS INC           COM                         2,954        SH             SOLE                44,093               3,065
                                             302182-10-0                  47,158
EXXON MOBIL CORP              COM                         3,341        SH             SOLE                35,474               1,065
                                             30231G-10-2                  36,539
FASTENAL CO                   COM                           576        SH             SOLE                13,165                 230
                                             311900-10-4                  13,395
FLUOR CORP NEW                COM                         1,527        SH             SOLE                26,417                 720
                                             343412-10-2                  27,137
GENERAL DYNAMICS CORP         COM                         1,151        SH             SOLE                16,785                 620
                                             369550-10-8                  17,405
GENUINE PARTS CO              COM                           572        SH             SOLE                 9,186                 190
                                             372460-10-5                  9,376
GILEAD SCIENCES INC           COM                           787        SH             SOLE                11,325                 545
                                             375558-10-3                  11,870
GOOGLE INC                    CL A                        3,006        SH             SOLE                 3,799                 185
                                             38259P-50-8                  3,984
HORMEL FOODS CORP             COM                           336        SH             SOLE                11,062                 425
                                             440452-10-0                  11,487
INTERNATIONAL BUSINESS MACHS  COM                           267        SH             SOLE                 1,267                  20
                                             459200-10-1                  1,287
INFOSYS LTD                   SPONSORED ADR                 815        SH             SOLE                16,540                 240
                                             456788-10-8                  16,780
JOHNSON & JOHNSON             COM                         4,800        SH             SOLE                67,455               2,200
                                             478160-10-4                  69,655
KIMBERLY CLARK CORP           COM                         1,334        SH             SOLE                14,965                 585
                                             494368-10-3                  15,550
MEDTRONIC INC                 COM                         1,217        SH             SOLE                26,266               1,960
                                             585055-10-6                  28,226
MERCK & CO INC NEW            COM                           417        SH             SOLE                 9,243                   -
                                             58933Y-10-5                  9,243
MICROSOFT CORP                COM                         3,994        SH             SOLE               129,375               4,845
                                             594918-10-4                  134,220
NEWMONT MINING CORP           COM                         2,565        SH             SOLE                45,329                 465
                                             651639-10-6                  45,794
PAYCHEX INC                   COM                         4,018        SH             SOLE               117,150               3,535
                                             704326-10-7                  120,685
PEPSICO INC                   COM                         4,410        SH             SOLE                60,572               1,740
                                             713448-10-8                  62,312
PHILIP MORRIS INTL INC        COM                         3,505        SH             SOLE                38,574                 400
                                             718172-10-9                  38,974
PROCTER & GAMBLE CO           COM                         4,104        SH             SOLE                57,059               2,115
                                             742718-10-9                  59,174
STRYKER CORP                  COM                         1,875        SH             SOLE                32,270               1,420
                                             863667-10-1                  33,690
SYSCO CORP                    COM                         1,991        SH             SOLE                61,881               1,805
                                             871829-10-7                  63,686
PRICE T ROWE GROUP INC        COM                           883        SH             SOLE                12,765               1,190
                                             74144T-10-8                  13,955
TJX COS INC NEW               COM                           780        SH             SOLE                16,725                 700
                                             872540-10-9                  17,425
UNITED PARCEL SERVICE INC     CL B                        4,369        SH             SOLE                58,800               2,245
                                             911312-10-6                  61,045
UNITED TECHNOLOGIES CORP      COM                         2,215        SH             SOLE                27,107               1,180
                                             913017-10-9                  28,287
VSE CORP                      COM                           602        SH             SOLE                24,955                   -
                                             918284-10-0                  24,955
WAL MART STORES INC           COM                         2,128        SH             SOLE                27,841                 995
                                             931142-10-3                  28,836
WALGREEN CO                   COM                         2,065        SH             SOLE                54,382               2,290
                                             931422-10-3                  56,672
WESTERN UN CO                 COM                         1,899        SH             SOLE               102,314               1,910
                                             959802-10-9                  104,224
WESTWOOD HLDGS GROUP INC      COM                           984        SH             SOLE                24,755                 475
                                             961765-10-4                  25,230
